SEGMENTED INFORMATION (Schedule of Segmented Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Sales to external customers	$ 1,062,037	$ 842,428
Cost of sales before depreciation and depletion	(491,651)	(436,153)
Depreciation and depletion in cost of sales	(226,779)	(216,250)
General and administration	(76,085)	(64,073)
Impairment of mineral properties, plant and equipment		(90,615)
Other (expenses) income	(39,476)	(35,744)
Finance items	(15,837)	(10,644)
Income (loss) before income taxes	212,209	(11,051)
Income taxes	(70,303)	(32,579)
Net income (loss)	141,906	(43,630)
Total assets	2,115,532	1,967,863
Total liabilities	649,459	679,742
Capital expenditures	227,766	275,821
Mansfield | Material reconciling items
Disclosure of operating segments [line items]
Sales to external customers	231,911	207,509
Cost of sales before depreciation and depletion	(109,675)	(125,438)
Depreciation and depletion in cost of sales	(50,114)	(51,258)
General and administration	(12,163)	(9,697)
Other (expenses) income	(4,634)	(10,601)
Finance items	7,246	9,685
Income (loss) before income taxes	62,571	20,200
Income taxes	(5,779)	(2,096)
Net income (loss)	56,792	18,104
Total assets	554,396	491,213
Total liabilities	48,597	53,175
Capital expenditures	69,636	44,667
Sanu | Material reconciling items
Disclosure of operating segments [line items]
Sales to external customers	278,347	228,846
Cost of sales before depreciation and depletion	(122,351)	(113,693)
Depreciation and depletion in cost of sales	(49,705)	(73,064)
General and administration	(1,785)	(919)
Other (expenses) income	(22,694)	(4,998)
Finance items	(366)	(1,045)
Income (loss) before income taxes	81,446	35,127
Income taxes	(19,628)	(7,423)
Net income (loss)	61,818	27,704
Total assets	178,769	228,335
Total liabilities	68,518	59,043
Capital expenditures	32,401	63,833
Sango | Material reconciling items
Disclosure of operating segments [line items]
Sales to external customers	330,415	154,165
Cost of sales before depreciation and depletion	(103,991)	(38,948)
Depreciation and depletion in cost of sales	(107,072)	(40,524)
General and administration	(10,865)	(4,930)
Other (expenses) income	(6,004)	(1,136)
Finance items	(3,264)	(3,039)
Income (loss) before income taxes	99,219	65,588
Income taxes	(33,426)	(8,472)
Net income (loss)	65,793	57,116
Total assets	939,303	976,169
Total liabilities	278,899	243,532
Capital expenditures	80,580	118,693
Cuzcatlan | Material reconciling items
Disclosure of operating segments [line items]
Sales to external customers	106,447	149,706
Cost of sales before depreciation and depletion	(97,800)	(100,040)
Depreciation and depletion in cost of sales	(4,692)	(40,028)
General and administration	(6,213)	(7,304)
Impairment of mineral properties, plant and equipment		(90,615)
Other (expenses) income	(7,655)	(17,428)
Finance items	(1,058)	(707)
Income (loss) before income taxes	(10,971)	(106,416)
Income taxes	741	(910)
Net income (loss)	(10,230)	(107,326)
Total assets	59,098	58,501
Total liabilities	33,774	36,955
Capital expenditures	6,653	22,260
Bateas | Material reconciling items
Disclosure of operating segments [line items]
Sales to external customers	114,917	102,202
Cost of sales before depreciation and depletion	(57,834)	(58,034)
Depreciation and depletion in cost of sales	(15,196)	(11,376)
General and administration	(5,809)	(5,157)
Other (expenses) income	25	108
Finance items	(430)	296
Income (loss) before income taxes	35,673	28,039
Income taxes	(13,102)	(8,862)
Net income (loss)	22,571	19,177
Total assets	153,586	139,161
Total liabilities	56,625	49,944
Capital expenditures	23,323	22,394
Corporate | Material reconciling items
Disclosure of operating segments [line items]
General and administration	(39,250)	(36,066)
Other (expenses) income	1,486	(1,689)
Finance items	(17,965)	(15,834)
Income (loss) before income taxes	(55,729)	(53,589)
Income taxes	891	(4,816)
Net income (loss)	(54,838)	(58,405)
Total assets	230,380	74,484
Total liabilities	163,046	237,093
Capital expenditures	$ 15,173	$ 3,974